Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [Abstract]
Property, plant and equipment
7.	Property, plant and equipment

	Vessels and scrubbers US$’000	Dry docking US$’000	Right-of- use assets – Vessels US$’000	Others US$’000	Total US$’000
Cost
At 1 January 2025	3,510,379	156,844	221,713	1,578	3,890,514
Additions (Note 7(a))	54,063	91,278	47,789	471	193,601
Disposal of vessels (Note 7(a))	(87,873)	(8,454)	—	—	(96,327)
Reclassified to assets held for sale (Note 7(a))	(50,163)	(4,252)	—	—	(54,415)
Write off on expiration of leases	—	—	(51,907)	—	(51,907)
Write off on completion of dry docking cycle	—	(42,340)	—	—	(42,340)
At 31 December 2025	3,426,406	193,076	217,595	2,049	3,839,126
Accumulated depreciation and impairment charges
At 1 January 2025	989,156	89,899	203,052	845	1,282,952
Depreciation charge	134,607	38,719	28,037	339	201,702
Disposal of vessels (Note 7(a))	(27,308)	(5,719)	—	—	(33,027)
Reclassified to assets held for sale	(14,806)	(2,119)	—	—	(16,925)
Write off on expiration of leases	—	—	(51,907)	—	(51,907)
Write off on completion of dry docking cycle	—	(42,340)	—	—	(42,340)
At 31 December 2025	1,081,649	78,440	179,182	1,184	1,340,455
Net book value
At 31 December 2025	2,344,757	114,636	38,413	865	2,498,671
Cost
At 1 January 2024	3,573,265	143,375	199,582	1,495	3,917,717
Additions (Note 7(a))	12,514	36,230	23,411	83	72,238
Disposal of vessels (Note 7(a))	(75,400)	(3,555)	(1,280)	—	(80,235)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	3,510,379	156,844	221,713	1,578	3,890,514
Accumulated depreciation and impairment charges
At 1 January 2024	899,327	75,216	165,021	531	1,140,095
Depreciation charge	139,048	35,635	39,311	314	214,308
Disposal of vessels (Note 7(a))	(49,219)	(1,746)	(1,280)	—	(52,245)
Write off on completion of dry docking cycle	—	(19,206)	—	—	(19,206)
At 31 December 2024	989,156	89,899	203,052	845	1,282,952
Net book value
At 31 December 2024	2,521,223	66,945	18,661	733	2,607,562

(a)	Additions and disposals:

For the financial years ended 2025 and 2024, the Group did not acquire any vessels

For the financial year ended 2025, the Group disposed of four MR vessels to external parties (2024: disposed of one LR1 vessel and one MR vessel to external parties).

For the financial year ended 2025, the Group committed to the sale of two MR vessels, Hafnia Libra and Hafnia Phoenix. The vessels were classified as assets held for sale.

During the financial year ended 2024, the Group’s LR1 vessel, Hafnia Shannon (formerly known as Hafnia Nile), was involved in a collision with another vessel, resulting in extensive damage. As a result of the collision, the vessel was unable to resume operations until the necessary salvage operations and repairs were completed. The Group has incurred salvage and repair costs as at the balance sheet date but has insurance contracts under which it can make claims for compensation. The vessel was subsequently repaired and was operational during the financial year ended 31 December 2025.

The Group had simultaneously recorded compensation receivable from the insurer when salvage costs are initially recognised as a provision, as the Group had determined that a reimbursement right exists. For repair costs, which were recognised as separate loss events when incurred, the Group had simultaneously recorded a compensation receivable from the insurer as the Group had determined that it has a right to exert a claim for compensation for the loss events.

As at 31 December 2025, the Group had recognised US$16.4 million (2024: US$29.9 million) of insurance receivables, which are predominantly in relation to salvage costs (2024: salvage and repair costs).

(b)
As at 31 December 2025 and 2024, the Group assessed whether its vessels had indicators of impairment by reference to internal and external factors including macroeconomic and geopolitical factors affecting the product and chemical tanker businesses according to its stated policy set out in Note 2.3(b) and Note 2.9.

The Group further obtained valuation reports from independent ship brokers to assess whether the fair value of vessels exceeded their carrying values at the balance sheet date. These valuations (which are considered a Level 2 measure of fair value) of the Group’s vessels exceeded their respective carrying amounts. The Group concluded that there were no indicators of impairment for the vessels owned and leased by the Group.

(c)	The Group has mortgaged vessels with a total carrying amount of US$1,982.2 million (2024: US$2,332.6 million) as collateral over the Group’s bank borrowings.

(d)
For the financial year ended 31 December 2025, the Group has revised the residual values of the Group’s vessels for the financial year ended 31 December 2025 and prospectively adjusted for this revision as a change in accounting estimate beginning from 1 January 2025 in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Depreciation charge decreased by approximately US$5.2 million for the financial year ended 31 December 2025 due to this revision in residual values. This revision in residual values is expected to result in a reduction in depreciation expense over the remaining useful lives of the Group’s vessels. The impact on profit or loss for future periods cannot be reasonably estimated as of 31 December 2025 due to uncertainty surrounding scrap prices.